As filed with the Securities and Exchange Commission on November 6, 2009 1933 Act No. 333-146680 1940 Act No. 811-22132

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ☒

Pre-Effective Amendment No.                                                                                                                   ☐
Post-Effective Amendment No. 21                                                                                                            ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  23                                                                                                                                 ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS (Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor Philadelphia, PA 19103 (Address of Principal Executive Offices)	(Zip Code)

(215) 405-2055 (Registrant's Telephone Number, including Area Code)

Lucia Sitar, Esquire c/o Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on November 23, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to the Institutional Class shares of the Aberdeen Emerging Markets Institutional Fund.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 21/23 to the Registration Statement for Aberdeen Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 18/20 (“PEA 18/20”), which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) on September 10, 2009 (Accession Number 0001135428-09-000449) relating solely to the Institutional Class shares of the Aberdeen Emerging Markets Institutional Fund (the “Fund”).

Accordingly, the Prospectus and Statement of Additional Information of the Fund as filed on Form N-1A (Nos. 333-146680 and 811-22132) in PEA 18/20, are incorporated herein by reference in their entirety into this filing. The Part C is filed herewith. As stated on the cover page to this filing, this Post-Effective Amendment No. 21/23 is intended to become effective on November 23, 2009.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)	(1) Amended and Restated Agreement and Declaration of Trust of Registrant is
incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment
No. 3 to the Registrant’s Registration Statement on Form N-1A filed on August
25, 2008 (Accession Number 0001386893-08-000050) (“Post-Effective
Amendment No. 3”).

	(a)	Amendment No. 1 to the Amended and Restated Agreement and
Declaration of Trust of Registrant is incorporated by reference to
Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the
Registrant’s Registration Statement on Form N-1A filed on
June 23, 2008 ( Accession Number 0001193125-08-138324)
(“Post-Effective Amendment No. 2”).

	(b)	Certificate of Establishment and Designation of Additional Series
and Share Classes of Aberdeen Funds establishing the Aberdeen
Core Plus Income Fund is incorporated by reference to Exhibit EX-
99.a.1.b. of Post-Effective Amendment No. 5 to the Registrant’s
Registration Statement on Form N-1A filed on November 6, 2008
(Accession Number 0001421877-08-000264) (“Post-Effective
Amendment No. 5”).

	(c)	Certificate of Establishment and Designation of Additional Series
and Share Classes of Aberdeen Funds establishing the Aberdeen
Global Fixed Income Fund, Aberdeen Global Small Cap Fund,
Aberdeen International Focus Fund, Aberdeen International Focus
Portfolio and Aberdeen Asia Bond Fund is incorporated by
reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No.
11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445)
(“Post-Effective Amendment No. 11”).

	(d)	Certificate of Establishment and Designation of Additional Series
and Share Class of Aberdeen Funds establishing the Aberdeen
Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 14 to the
Registrant’s Registration Statement on Form N-1A filed on July 20,
2009 (Accession Number 0001104659-09-043743) (“Post-Effective
Amendment No. 14”).

	(e)	Certificate of Establishment and Designation of Additional Series
and Share Classes of Aberdeen Funds establishing the Aberdeen
Asia-Pacific (ex-Japan) Institutional Fund and Institutional Service

Class for the Aberdeen International Equity Institutional Fund,
Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging
Markets Institutional Fund is incorporated by reference to Exhibit
EX-99.a.1.e. of Post-Effective Amendment No. 19 to the
Registrant’s Registration Statement on Form N-1A filed on October
28, 2009 (Accession Number 0001135428-09-000523) (“Post-
Effective Amendment No. 19”).

(2) Certificate of Trust of Registrant, as filed with the Office of the Secretary of
State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on
October 12, 2007 (Accession Number 0001137439-07-000471).

(b)	Amended and Restated By-Laws of Registrant are incorporated by reference to
Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-
000026) (“Pre-effective Amendment No. 1”).

(c)	(1) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and
Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of
Trust.

(2) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and
Restated By-Laws.

(d)	(1) Investment Advisory Agreement between Registrant and Aberdeen Asset
Management Inc. (“AAMI”) is incorporated by reference to Exhibit EX-99.d.1. of
Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Schedule A to the Investment Advisory Agreement between
Registrant and AAMI is incorporated by reference to Exhibit EX-
99.d.1.a. of Post-Effective Amendment No. 19 filed on October 28,
2009.

(2) Subadvisory Agreement between AAMI and Credit Suisse Asset
Management, LLC is incorporated by reference to Exhibit EX-99.d.4. of Post-
Effective Amendment No. 2 filed on June 23, 2008.

(3) Subadvisory Agreement between AAMI and Aberdeen Asset Management
Asia Limited is incorporated by reference to Exhibit EX-99.d.6. of Post-Effective
Amendment No. 2 filed on June 23, 2008.

(a) Exhibit A to the Subadvisory Agreement between AAMI and
Aberdeen Asset Management Asia Limited is incorporated by
reference to Exhibit EX-99.d.3.a. of Post-Effective Amendment No.
19 filed on October 28, 2009.

(4) Subadvisory Agreement between AAMI and Aberdeen Asset Management
Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7. of
Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Exhibit A to the Subadvisory Agreement between AAMI and
Aberdeen Asset Management Investment Services Limited is
incorporated by reference to Exhibit EX-99.d.4.a. of Post-Effective
Amendment No. 15 to Registrant’s Registration Statement on Form
N-1A filed on August 14, 2009 (Accession No. 0001135428-09-
000332) (“Post-Effective Amendment No. 15”).

(e)	(1) Underwriting Agreement between Registrant and Aberdeen Fund Distributors,
LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective
Amendment No. 2 filed on June 23, 2008.

(a) Schedule A to the Underwriting Agreement between Registrant and
Aberdeen Fund Distributors is incorporated by reference to Exhibit
EX-99.e.1.a. of Post-Effective Amendment No. 19 filed on October
28, 2009.

(2) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2.
of Post-Effective Amendment No. 2 filed on June 23, 2008.

(f)	Not Applicable.

(g)	(1) Global Custody Agreement between Registrant and JPMorgan Chase Bank,
National Association is incorporated by reference to Exhibit EX-99.g.1. of Post-
Effective Amendment No. 2 filed on June 23, 2008.

(a) Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No.
19 filed on October 28, 2009.

(2) Mutual Fund Rider to the Global Custody Agreement between Registrant and
JPMorgan Chase Bank, National Association is incorporated by reference to
Exhibit EX-99.g.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(3) Form of Master Custodian Agreement between Registrant and State Street
Bank and Trust Company for Aberdeen Emerging Markets Institutional Fund and
Aberdeen Asia-Pacific (ex-Japan) Equity Fund series is incorporated by reference to Exhibit EX-99.g.2. of Post-Effective Amendment No. 19 filed on October 28,
2009.

(h)	(1) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment
No. 2 filed on June 23, 2008.

(a)	Exhibit B to the Fund Administration Agreement between
Registrant and AAMI is incorporated by reference to Exhibit EX-
99.h.1. of Post-Effective Amendment No. 19 filed on October 28,
2009.

(2) Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment
No. 2 filed on June 23, 2008.

(a)	Amendment to Services Agreement is incorporated by reference to
Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on
June 23, 2008.

(i) Schedule A to Services Agreement between Registrant and
Citi Fund Services Ohio, Inc. is incorporated by reference to
Exhibit EX-99.h.2.d.i. of Post-Effective Amendment No. 19
filed on October 28, 2009.

(b)	Compliance Services Amendment to Services Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit
EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23,
2008.

(i) Schedule D to the Compliance Services Amendment to
Services Agreement and Sub-Administration Agreement is
incorporated by reference to Exhibit EX-99.h.2.b.i. of Post-
Effective Amendment No. 19 filed on October 28, 2009.

(c)	Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment
No. 4 filed on September 2, 2008.

(3) Sub-Administration Agreement between AAMI and Citi Fund Services Ohio,
Inc. is incorporated by reference to Exhibit EX-99.h.3. of Post-Effective
Amendment No. 2 filed on June 23, 2008.

(a)	Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment
No. 2 to filed on June 23, 2008.

(i) Schedule A to the Sub-Administration Agreement between
AAMI and Citi Fund Services Ohio, Inc. is incorporated by
reference to Exhibit EX-99.h.3.a.i. of Post-Effective
Amendment No. 19 filed on October 28, 2009.

(b)	Compliance Services Amendment to Services Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit

EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23,
2008.

(4) Administrative Services Plan is incorporated by reference to Exhibit
EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration
Statement on Form N-1A filed on February 6, 2008 (Accession Number
0001386893-09-000028).

(a) Form of Exhibit A to the Administrative Services Plan is
incorporated by reference to Exhibit EX-99.13.d.i. of Registrant’s
Registration Statement on Form N-14 filed on March 24, 2009
(Accession Number 0001386893-09-000055) (“Registrant’s N-
14”).

(5) Form of Servicing Agreement is incorporated by reference to Exhibit
EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Form of Appendix A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.13.e.i. of Registrant’s N-14 filed on
March 24, 2009.

(6) Expense Limitation Agreement is incorporated by reference to Exhibit
EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment
No. 19 filed on October 28, 2009.

(7) Website Services Agreement between Registrant, AAMI and Citi Fund
Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-
Effective Amendment No. 2 filed on June 23, 2008.

(a) Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.h.7.a. of Post-Effective Amendment
No. 19 filed on October 28, 2009.

(i)	(1) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for initial 26 Funds (Stradley Ronon Stevens & Young, LLP)
is incorporated by reference to Exhibit EX-99.i. of Post-Effective Amendment
No. 2 filed on June 23, 2008.

(2) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Core Plus Income Fund and Aberdeen Core
Income Fund (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i.2. of Post-Effective Amendment No. 14 filed on July
20, 2009.

(3) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Asia Bond Institutional Fund, Aberdeen
Global Fixed Income Fund, Aberdeen Global Small Cap Fund and Aberdeen
International Equity Institutional Fund (Stradley Ronon Stevens & Young, LLP)
is incorporated by reference to Exhibit EX-99.i.3. of Post-Effective Amendment
No. 14 filed on July 20, 2009.

(4) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Emerging Markets Institutional Fund
(Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit
EX-99.i.4. of Post-Effective Amendment No. 14 filed on July 20, 2009.

(5) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Institutional Service Class Shares of Aberdeen Asia
Bond Institutional Fund, Aberdeen International Equity Institutional Fund and
Aberdeen Emerging Markets Institutional Fund (Stradley Ronon Stevens &
Young, LLP) is attached hereto as Exhibit EX-99.i.5.

(6) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional
Fund (Stradley Ronon Stevens & Young, LLP) is attached hereto as Exhibit EX-
99.i.6.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Initial Capital Agreement between Registrant and AAMI is incorporated by reference to Pre-effective Amendment No. 2 to the Registrant’s initial
Registration Statement on Form N-1A filed on February 5, 2008 (Accession No.
000137439-08-000064).

(m)	(1) Distribution Plan is incorporated by reference to Exhibit EX-99.m. of Post-
Effective Amendment No. 2 filed on June 23, 2008.

(2) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.10.b.
of Registrant’s N-14 filed on March 24, 2009.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n.1. of Post-
Effective Amendment No. 19 filed on October 28, 2009.

(o)	Reserved.

(p)	(1) Code of Ethics of Registrant is incorporated by reference to Exhibit
EX-99.p.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(2) Code of Ethics of Aberdeen Asset Management Inc., Aberdeen Asset
Management Investment Services Limited and Aberdeen Asset Management Asia

Limited is incorporated by reference to Exhibit EX-99.p.2. of Post-Effective
Amendment No. 19 filed on October 28, 2009.

(3) Code of Ethics of Credit Suisse Asset Management, LLC incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(4) Code of Ethics of Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.p.7. of Post-Effective Amendment No. 2 filed on June
23, 2008.

(q)	(1) Power of Attorney with respect to the Trust for P. Gerald Malone, Warren C.
Smith, Richard H. McCoy, Jack Solan, Peter D. Sacks, Martin Gilbert and John T.
Sheehy is incorporated by reference to Exhibit EX-99.q.1. of Post-Effective
Amendment No. 11 filed on April 22, 2009.

(2) Power of Attorney with respect to the Trust for William Baltrus, Alan
Goodson, Megan Kennedy, Gary Marshall, Jennifer Nichols, Lucia Sitar, Tim
Sullivan and Shahreza Yusof is incorporated by reference to Exhibit EX-99.q.2.
of Post-Effective Amendment No. 11 filed on April 22, 2009.

(3) Power of Attorney with respect to the Trust for Andrea Melia is incorporated by reference to Exhibit EX-99.q.3. of Post-Effective Amendment No. 19 filed on
October 28, 2009.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification

(a)	Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust
(“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust
Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as
“Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer,

employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust
Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b)	The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the
Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c)	In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment
Advisory Agreement between the Registrant and Aberdeen Asset Management,
Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the
Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset
Management, LLC; (b) Aberdeen Asset Management Asia Limited and (c)
Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and
(b) of the Underwriting Agreement between the Registrant and Aberdeen Fund
Distributors LLC; (4) Section 10(a) and (b) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the
Global Custody Agreement between the Registrant and JP Morgan Chase Bank,
N.A. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by references to Item 23.

Item 26. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, Aberdeen Asset Management Inc. (“AAMI”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AAMI provides investment advisory services to individual accounts. Additional information as to AAMI and the directors and officers of AAMI is included in AAMI’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-49966), which is incorporated herein by reference and sets forth the officers and directors of AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant’s subadviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), is a Delaware limited liability company. Additional information as to Credit Suisse and the directors and officers of Credit Suisse is included in Credit Suisse’s Form ADV filed with the SEC (File No. 801-37170), which is incorporated herein by reference and sets forth the officers and directors of Credit Suisse and information as to any business, profession, vocation or employment of a substantial nature engaged in by Credit Suisse and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Management Investment Services Limited (“AAMISL”), is a United Kingdom corporation. Additional information as to AAMISL and the directors and officers of AAMISL is included in AAMISL’s Form ADV filed with the SEC (File No. 801-12880), which is incorporated herein by reference and sets forth the officers and directors of AAMISL and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMISL and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Management Asia Limited (“AAMAL”), is a Singapore corporation. Additional information as to AAMAL and the directors and officers of AAMAL is included in AAMAL’s Form ADV filed with the SEC (File No. 801-62020), which is incorporated herein by reference and sets forth the officers and directors of AAMAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMAL and such officers and directors during the past two years.

Item 27. Principal Underwriters.

(a) Aberdeen Fund Distributors LLC (the “Distributor”) does not act as principal underwriter for any other investment companies.

(b)

Name	Position with	Position with
	Underwriter	Registrant
Nigel Storer	President and	None
1735 Market Street, 32nd Floor	Principal
Philadelphia, PA 19103

Brian Ferko	Chief Compliance	None
1735 Market Street, 32nd Floor	Officer and Principal
Philadelphia, PA 19103

Samuel Luque	Financial Operations	None
5824 Bee Ridge Road #417	Principal
Sarasota FL 34233

William Baltrus	Vice President	Vice President
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Vincent McDevitt	Vice President	Chief Compliance
1735 Market Street, 32nd Floor		Officer, Vice President
Philadelphia, PA 19103		- Compliance

(c) Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of Citi Fund Services Ohio, Inc.: 3435 Stelzer Road, Columbus, Ohio 43219 and 100 Summer Street, 15th Floor, Boston, Massachusetts 02110 with the exception of those maintained by the Registrant’s investment adviser, Aberdeen Asset Management Inc. at 1735 Market Street, 32nd Floor, Philadelphia, PA 19103.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 6th day of November, 2009.

Aberdeen Funds
Registrant

By: Gary Marshall[1]
Gary Marshall
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

Gary Marshall[1]	President and Chief Executive Officer	November 6, 2009
Gary Marshall

Megan Kennedy[1]	Treasurer, Chief Financial Officer	November 6, 2009
Megan Kennedy	and Principal Accounting Officer

P. Gerald Malone[1]	Chairman of the Board	November 6, 2009
P. Gerald Malone

Richard H. McCoy[1]	Trustee	November 6, 2009
Richard H. McCoy

Peter D. Sacks[1]	Trustee	November 6, 2009
Peter D. Sacks

John T. Sheehy[1]	Trustee	November 6, 2009
John T. Sheehy

Warren C. Smith[1]	Trustee	November 6, 2009
Warren C. Smith

Jack Solan[1]	Trustee	November 6, 2009
Jack Solan

Martin Gilbert[1]	Trustee	November 6, 2009
Martin Gilbert

By: /s/Jennifer Nichols
Jennifer Nichols
Attorney In Fact

1 Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT LIST

Exhibit

Opinion and Consent of Counsel regarding Institutional Service Class Shares of Aberdeen Asia Bond Institutional Fund, Aberdeen International Equity Institutional Fund and Aberdeen Emerging Markets Institutional Fund

Opinion and Consent of Counsel regarding the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Exhibit No. EX-99.i.5. EX-99.i.6.